Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company,and its Taiwan branch and its subsidiary, Taiwanofungus HK. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“USD”), which is the reporting currency of the Company. The functional currency of Cordyceps Sunshine HK is Hong Kong dollar (“HKD”). The functional currency of Chengdu Skyherb is Renminbi (“RMB”). The functional currency of Cordyceps Sunshine Taiwan Branch is New Taiwan dollar (“TWD”).

The Company maintains its books and records in its functional currencies. Transactions denominated in currencies other than the functional currencies are translated into the functional currencies at the exchange rates prevailing at the dates of the transactions. At the period end, transactions denominated in currencies other than the functional currencies are translated into the functional currencies at the exchange rates prevailing at the balance sheet date the resulting exchange differences are recorded in the statements of operations.

The reporting currency of the Company is the United States Dollars (“USD”), and the accompanying consolidated financial statements have been expressed in USD. In accordance with ASC Topic 830- 30, “Translation of Financial Statements”, assets and liabilities of the Company whose functional currency is not USD are translated into USD, using the exchange rate on the balance sheet date. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements are recorded as a separate component of accumulated other comprehensive gain (loss) within the statements of changes in shareholders’ deficit.

The exchange rates used for foreign currency translation were as follows:

(1) USD$1 = HKD

	Balance Sheet
Period Covered	Date Rates	Average Rates

Nine months ended September 30, 2023	7.8308	7.8348
Year ended December 31, 2022	7.8015	7.8306
Year ended December 31, 2021	7.7996	7.7727

(2) USD$1 = RMB

	Balance Sheet
Period Covered	Date Rates	Average Rates

Nine months ended September 30, 2023	7.2755	7.0272
Year ended December 31, 2022	6.8972	6.7290
Year ended December 31, 2021	6.3726	6.4508

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through local authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

(3) USD$1 = TWD

	Balance Sheet
Period Covered	Date Rates	Average Rates

Year ended December 31, 2023	30.7127	31.1471
Year ended December 31, 2022	30.7300	29.7963
Year ended December 31, 2021	27.7400	27.9366

Statements of Cash Flows

Statements of Cash Flows

In accordance with FASB ASC 830-230, “Statement of Cash Flows”, cash flows from the Company’s operations are calculated based upon the functional currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheets.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, estimated life and impairment of long-lived assets, contingencies, valuation of inventories and income taxes including the valuation allowance for deferred tax assets.

While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Reclassification of prior year presentation

Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations and cash flows. A reclassification has been made to the Consolidated Balance Sheet as of December 31, 2022 to reclassify short term loan of $414,000 to long term loan payable due to amendments of the loan agreements.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available. The three levels are defined as follow:

Level 1:	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2:	Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
Level 3:	Inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. For certain of the Company’s financial instruments, including cash and cash equivalents, accounts payable, long term loan and other payables, the carrying amounts approximate their fair values due to the short maturities.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all other highly liquid instruments with original maturities of three months or less.

Accounts Receivable and allowance for Credit Losses

Accounts Receivable and allowance for Credit Losses

Accounts receivable are stated at the historical carrying amount net of allowance for expected credit losses. The Company adopted ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” on January 1, 2021 using a modified retrospective approach. The Company also adopted this guidance to other receivables. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible. In circumstances in which the Company receives payment for accounts receivable that have previously been written off, the Company reverses the allowance and bad debt.The allowance for doubtful receivables was $0 as of December 31, 2023 and 2022.

Consumptive biological assets

Consumptive biological assets

The consumptive biological assets refer to the taiwanofungus held for sale, or taiwanofungus cultivate medium to be harvested as taiwanofungus products in the future.

The prepared taiwanofungus cultivate medium is enclosed in a cultivation carrier at the beginning of the cultivation process. No materials need to be added until the taiwanofungus grows and matures in the cultivate medium. The inventory cost amounts mainly consist of the Taiwanofungus cultivation medium that was prepared by the suppliers.

The consumptive biological assets consisting of raw materials, are stated at the lower of cost or net realizable value utilizing the weighted average method.

The determination of net realizable value of long-term taiwanofungus cultivation costs is based upon quarterly reviews of costs incurred and estimated costs to complete the cultivating process. When costs incurred and the estimate to complete exceed the net realizable value of taiwanofungus cultivated, a loss provision is recorded.

The Company review and identify impaired inventory quarterly, including excess or obsolete inventory, based on expected production usage, abnormal production cycle. Impaired inventories are charged to cost of revenues in the period the impairment occurs. The allowance for inventory impairment are removed from the accounts when the relevant inventory is sold or disposed.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment primarily consist of cultivation equipment, office equipment, furniture, tools and vehicle. Cultivation equipment, office equipment, furniture, tools and vehicle are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:

Buildings and cultivation facilities	10 years
Office equipment and furniture	The less of 5 years or lease term
Vehicle	4 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the year ended December 31, 2023. The Company recorded a fixed asset impairment of $1,177 for the discontinued operation in the year ended December 31, 2022.

Operating Lease

Operating Lease

The Company leases are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets incurred for the years ended December 31, 2023, 2022 and 2021.

Research and Development Expenses

Research and Development Expenses

Research and development expenses relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed when incurred in accordance with the FASB ASC 730, “Research and Development.” Research and development costs in continued operation were $0, $118,444, and $25,052 for the years ended December 31, 2023, 2022, and 2021, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. The component of accumulated other comprehensive income (loss) consisted of foreign currency translation adjustments. The accumulated other comprehensive income was $88,770 and $40,841 as of December 31, 2023 and 2022, respectively.

Revenue Recognition

Revenue Recognition

The Company adopted ASC 606 upon inception. Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue for the sale of products primarily include the sale of taiwanofungus products. The Company’s sales arrangements do not contain variable consideration. The Company recognizes revenue at a point in time based on management’s evaluation of when performance obligations under the terms of a contract with the customer are satisfied, and control of the products has been transferred to the customer. For the vast majority of the Company’s product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

The Company’s return policy allows for the return of damaged or defective products, and the Company absorbs the shipping fee for the return. The Management believes the return is immaterial because the customers inspect and accept the goods upon delivery or pick up. There were no return for the years ended December 31, 2023, 2022, and 2021.

Income Taxes

Income Taxes

The Company is subject to the Provisional Regulations on Income Tax of Taiwan. The Company’s operations in producing and selling taiwanofungus are subject to the 20% enterprise income tax.

The Company accounts for income taxes under the provision of FASB ASC 740- 10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Earnings per share

Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti- dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended December 31, 2023, 2022 and 2021, the Company had no dilutive stocks.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments the Company holds that are subject to concentrations of credit risk are cash, notes receivables and accounts receivable arising from its normal business activities. The Company places its cash and restricted cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the credit status of its customers and, based upon factors surrounding the credit risks, establishes an allowance, if required, for uncollectible accounts. The company believes its accounts receivable and others receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered as a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts of related party transactions due to their related party nature.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker organizes segments within the Company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: cultivating and sales of Chinese rare medicinal herb, taiwanofungus raw material and its finished products.

Restatement of Consolidated Financial Statements

Restatement of Consolidated Financial Statements

During the audit of the Company’s consolidated financial statements for the year ended December 31, 2024, the Company discovered that the previously filed consolidated financial statements for the year ended December 31, 2023 should no longer be relied upon and a restatement is required for the previously issued consolidated financial statements. The Company discovered certain errors and the restatement of financial statements was necessary to correct the following: (1) clerical error of operating lease right-of-use assets, lease liabilities, and the related lease expenses, payments, and non-cash disclosure ; (2) the estimate of income tax expense, payable, and deferred tax assets; (3) the classification of the revenue and cost of revenue with related parties; (4) cash flows of discontinued operations; (5) non-cash cash flow disclosures for the Accrued liability for property and equipment and Sale of subsidiaries in exchange for debt cancellation; (6) other adjustments including accruals of certain expenses and other income.

For the year ended December 31, 2023, the following tables shows the effects, by financial statement line item, on the Company’s Consolidated Balance Sheet, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flows of the corrections as described above:

Consolidated Balance Sheet

	As of December 31, 2023
	Previously
	reported	Adjustments	Restated
Assets
Current assets
Cash and cash equivalents	$15,278	$7,826	$23,104
Consumptive biological assets	195,359	-	195,359
Prepaid taxes	106,270	-	106,270
Other current assets	14,066	(11,624)	2,442
Total current assets	330,973	(3,798)	327,175
Property and equipment, net	2,814,766	-	2,814,766
Operating lease right-of-use assets	233,697	(37,922)	195,775
Deferred tax assets	42,818	(42,818)	-
Other assets	-	14,066	14,066
Total assets	$3,422,254	$(70,472)	$3,351,782

Liabilities and stockholders’ deficit
Current liabilities
Accounts payable	$-	$185,434	$185,434
Accrued expenses	26,889	-	26,889
Income tax payable	-	21,835	21,835
Other payable	2,781,520	(175,928)	2,605,592
Due to related parties	14,202	22,100	36,302
Operating lease liabilities – current portion	106,309	(16,218)	90,091
Total current liabilities	2,928,920	37,223	2,966,143
Long-term loans payable	431,079	-	431,079
Operating lease liabilities – noncurrent portion	140,986	(34,630)	106,356
Total Liabilities	3,500,985	2,593	3,503,578

Commitments and contingencies

Stockholders’ deficit
Ordinary shares	11,112	-	11,112
Additional paid-in capital	221,288	-	221,288
Accumulated deficit	(400,715)	(72,251)	(472,966)
Accumulated other comprehensive income	89,584	(814)	88,770
Total stockholders’ deficit	(78,731)	(73,065)	(151,796)

Total liabilities and stockholders’ deficit	$3,422,254	$(70,472)	$3,351,782
Consolidated Statements of Income and Comprehensive Income

	Year Ended December 31, 2023
	Previously
	reported	Adjustments	Restated
Revenue - products sales	$606,615	$(5,045)	$601,570
Revenue - training	154,107	-	154,107
Revenue - related parties	121,811	5,045	126,856
Total revenue	882,533	-	882,533

Cost of revenue - third parties	86,240	29,906	116,146
Cost of revenue - related parties	29,906	(29,906)	-
Total cost of revenue	116,146	-	116,146

Gross profit	766,387	-	766,387

Operating expenses:
Research and development expenses	-	-	-
General and administrative expenses	541,003	(2,449)	538,554
Total operating expenses	541,003	(2,449)	538,554

Income from operations	225,384	2,449	227,833

Non-operating income (expense)
Interest (expense) income, net	(26,528)	(13,242)	(39,770)
Other income	459	2,293	2,752
Total non-operating expense, net	(26,069)	(10,949)	(37,018)
Income before income taxes	199,315	(8,500)	190,815
Income tax expense (benefit)	(42,221)	63,751	21,530
Net income from continuing operations	241,536	(72,251)	169,285

Discontinued operation
Loss from discontinued operation, net of income tax	(282,761)	-	(282,761)
Gain from sale of discontinued operation, net of income tax	865,085	-	865,085
Gain from discontinued operation, net of income tax	582,324	-	582,324

Net income	823,860	(72,251)	751,609
Foreign currency translation	48,743	(814)	47,929
Comprehensive income	$872,603	$(73,065)	$799,538
Consolidated Statements of Cash Flows

	Year Ended December 31, 2023
	Previously
	reported	Adjustments	Restated
Cash Flows from Operating Activities
Net income	$241,536	$(72,251)	$169,285
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	56,757	-	56,757
Operating lease expense	86,216	(5,013)	81,203
Deferred income taxes	(42,221)	42,221	-
Non-cash interest expense	-	33,241	33,241
Changes in operating assets and liabilities:
Increase in consumptive biological assets	(192,634)	-	(192,634)
Increase in prepaid taxes	-	(104,788)	(104,788)
Increase in other receivables and other assets	(13,870)	11,013	(2,857)
Increase in accounts payable	-	182,849	182,849
Increase in accrued expenses	26,514	-	26,514
Increase in other payable	87,846	43,427	131,273
Increase in income taxes payable	-	21,530	21,530
Payment for operating lease liabilities	(72,808)	(7,732)	(80,540)
Interest expense accrued	18,804	(18,804)	-
Net cash provided by operating activities from continuing operations	196,140	125,693	321,833
Net cash provided by operating activities from discontinued operations	128,549	(90,658)	37,891
Net cash provided by operating activities	324,689	35,035	359,724

Cash Flows from Investing Activities
Purchase of property and equipment	(207,374)	(112,113)	(319,487)
Net cash used in investing activities from continuing operations	(207,374)	(112,113)	(319,487)
Net cash (used in) provided by investing activities from discontinued operations	85,816	(86,149)	(333)
Net cash used in investing activities	(121,558)	(198,262)	(319,820)

Cash Flows from Financing Activities
Proceeds from related parties	14,643	-	14,643
Net cash provided by financing activities from continuing operations	14,643	-	14,643
Net cash used in financing activities from discontinued operations	(274,271)	227,420	(46,851)
Net cash used in financing activities	(259,628)	227,420	(32,208)

Effect of exchange rate changes on cash and cash equivalents	55,738	(56,430)	(692)

Net increase (decrease) in cash and cash equivalents	(759)	7,763	7,004

Cash and Cash Equivalents
Beginning of period	16,100	-	16,100
Ending of period	$15,341	$7,763	$23,104
Less: Cash from discontinued operation	63	(63)	-
Cash from continuing operation, end of period	$15,278	$7,826	$23,104

Non-cash investing and financing activities:
Recognition of lease assets and liabilities	$163,656	$(48,944)	$114,712
Accrued liability for property and equipment	$-	$2,437,980	$2,437,980
Sale of subsidiaries in exchange for debt cancellation	$-	$1,152,329	$1,152,329

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. ASU 2023-07 will be effective for annual reporting periods beginning after December 15, 2023, and interim periods within annual reporting periods beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe that the adoption this ASU will have a material impact on the Company’s consolidated financial statement presentation or disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosures of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. This ASU will be effective for annual reporting periods beginning after December 15, 2024. Early adoption is permitted. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively. The Company is currently evaluating the impact of this standard on its consolidated financial statements.